CONVERTIBLE PROMISSORY NOTE, Fair Value of Derivative and Loan Balances (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	$ 3,155,570
Change in fair value of derivative liability	(144,952)	$ (866,238)	$ 0
Liability, ending balance	5,281,721	3,155,570
Convertible Debt [Member]
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	766,070	0
Additions	2,653,829	890,663
Interest expense	198,092	77,640
Accretion	552,151	246,291
Change in fair value of derivative liability	0	0
Conversion of convertible debt	(1,766,066)	(384,820)
Foreign exchange on loan	25,151	(63,704)
Liability, ending balance	2,429,227	766,070	0
Derivative Liability [Member]
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	794,631	0
Additions	503,848	302,035
Interest expense	0	0
Accretion	0	0
Change in fair value of derivative liability	112,387	866,238
Conversion of convertible debt	(1,204,140)	(373,642)
Foreign exchange on loan	0	0
Liability, ending balance	$ 206,726	$ 794,631	$ 0